QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group
2041 West 141st Terrace, Suite 119
Leawood, KS 66224
 (Name and address of agent for service)

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 07/31

 Date of reporting period: 10/31/2011

ITEM 1. SCHEDULE OF INVESTMENTS

SHERWOOD FOREST ALTERNATIVE FUND SCHEDULE OF INVESTMENTS October 31, 2011
Number of Shares	Security Description	% of Total Investments	Fair Value
	EXCHANGE-TRADED FUNDS	32.71%

	COMMODITIES	1.02%
9,500	PowerShares DB Oil Fund		250,325

	INTERNATIONAL	7.41%
7,000	Ishares FTSE China 25 Index Fund		252,490
8,300	Ishares MSCI Brazil Index Fund		517,671
18,400	Ishares MSCI Canada Index Fund		519,616
6,500	Ishares MSCI Emerging Markets Index		265,200
8,700	Market Vectors Russia ETF		265,002
			1,819,979

	DOMESTIC EQUITY	13.07%
4,300	Energy Select Sector SPDR Fund		299,280
7,900	Industrial Select Sector SPDR Fund		263,781
3,000	Ishares Dow Jones U.S. Transportation Average Index Fund		262,590
6,700	Ishares S&P North American Natural Resources Sector Index Fund		264,449
8,600	Ishares S&P North American Technology-Multimedia Networking Index Fund		246,906
5,300	Market Vectors Agribusiness ETF		265,159
7,700	Materials Select Sector SPDR		264,957
4,100	Market Vectors Gold Miners ETF		241,203
2,100	Oil Services HOLDRS Trust		270,669
17,600	Semiconductor HOLDRs Trust		558,624
5,000	SPDR Metals & Mining ETF		274,750
			3,212,368

	LARGE CAP	11.21%
18,500	Financial Select Sector SPDR Fund		249,658
21,000	SPDR Dow Jones Industrial Average ETF Trust		2,506,140
			2,755,798

	TOTAL EXCHANGE-TRADED FUNDS	32.71%	8,038,470

	INVESTMENT COMPANIES	67.29%
16,536,360	Federated Treasury Obligations Fund 0.01% *		16,536,360

	TOTAL INVESTMENTS	100.00%	$ 24,574,830

*Effective 7 day yield as of October 31, 2011

FAS 157 Footnote Disclosure:

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs
(including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011:

	Level 1	Level 2	Level 3

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE-TRADED FUNDS	$ 8,038,470	-	-	$ 8,038,470
INVESTMENT COMPANIES	16,536,360	-	-	16,536,360
Common Stocks	$ 24,574,830	-	-	$ 24,574,830

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:  Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 (Registrant) World Funds Trust

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: December 19, 2011

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 By: /s/ John Pasco, III

 John Pasco, III Principal Executive Officer

 Date: December 19, 2011

 By: /s/ Karen Shupe

 Karen Shupe Principal Financial Officer

 Date: December 19, 2011